Postretirement benefit plans - Assumptions and investment policies (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. defined benefit plan
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in percents)	5.11%	4.16%
Long-term pay progression (in percents)	3.50%	3.50%
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in percents)	4.59%	4.92%
Rate of return on plan assets (in percents)	5.25%	6.00%
Long-term pay progression (in percents)	3.60%	3.50%
U.S. retiree health care plan
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in percents)	4.83%	3.97%
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in percents)	3.94%	4.86%
Rate of return on plan assets (in percents)	4.75%	5.50%
Non-U.S. defined benefit plan
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in percents)	3.01%	2.80%
Long-term pay progression (in percents)	3.11%	3.10%
Weighted average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in percents)	2.74%	2.88%
Rate of return on plan assets (in percents)	3.34%	3.83%
Long-term pay progression (in percents)	3.01%	3.17%